UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04524)

Exact name of registrant as specified in charter:	Putnam Global Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2017

Date of reporting period:	January 31, 2017

Item 1. Schedule of Investments:

Putnam Global Income Trust

The fund's portfolio
1/31/17 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (59.8%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.1%)

Government National Mortgage Association Pass-Through Certificates
3.50%, TBA, 2/1/47			$3,000,000	$3,108,281
3.00%, TBA, 2/1/47			2,000,000	2,016,875

				5,125,156
U.S. Government Agency Mortgage Obligations (57.7%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 1.911%, 3/1/20(i)			129,532	131,150

Federal National Mortgage Association Pass-Through Certificates
3.50%, TBA, 3/1/47			42,000,000	42,835,078
3.50%, TBA, 2/1/47			42,000,000	42,922,030
3.00%, TBA, 3/1/47			18,000,000	17,779,921
3.00%, TBA, 2/1/47			25,000,000	24,742,188
2.50%, TBA, 3/1/47			7,000,000	6,621,563
2.50%, TBA, 2/1/47			9,000,000	8,528,203

				143,560,133

Total U.S. government and agency mortgage obligations (cost $148,793,182)				$148,685,289

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (37.6%)(a)
			Principal amount	Value

Argentina (Republic of) 144A sr. unsec. bonds 7.125%, 7/6/36 (Argentina)			$275,000	$258,350

Argentina (Republic of) 144A sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)			780,000	774,647

Australia (Government of) sr. unsec. bonds Ser. 133, 5.50%, 4/21/23 (Australia)		AUD	1,820,000	1,630,052

Australia (Government of) sr. unsec. bonds Ser. 144, 3.75%, 4/21/37 (Australia)		AUD	200,000	157,637

Australia (Government of) sr. unsec. notes Ser. 122, 5.25%, 3/15/19 (Australia)		AUD	1,010,000	820,760

Belgium (Government of) sr. unsec. bonds Ser. 77, 1.00%, 6/22/26 (Belgium)		EUR	620,000	680,333

Belgium (Government of) sr. unsec. unsub. notes 4.25%, 9/28/22 (Belgium)		EUR	530,000	709,316

Belgium (Government of) unsec. bonds Ser. 60, 4.25%, 3/28/41 (Belgium)		EUR	330,000	536,775

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.875%, 1/22/21 (Brazil)			$490,000	509,600

Brazil (Federal Republic of) sr. unsec. unsub. notes 5.875%, 1/15/19 (Brazil)			100,000	107,250

Brazil (Federal Republic of) unsec. notes 10.00%, 1/1/21 (Brazil) (units)		BRL	790	248,494

Buenos Aires (Province of) 144A sr. unsec. notes 9.125%, 3/16/24 (Argentina)			$848,000	923,965

Canada (Government of) bonds 1.25%, 9/1/18 (Canada)		CAD	960,000	743,964

Canada (Government of) sr. unsec. bonds 3.50%, 12/1/45 (Canada)		CAD	180,000	168,289

Croatia (Republic of) 144A sr. unsec. unsub. notes 6.25%, 4/27/17 (Croatia)			$200,000	201,987

Denmark (Kingdom of) unsec. bonds 4.50%, 11/15/39 (Denmark)		DKK	740,000	179,295

Denmark (Kingdom of) unsec. bonds 1.75%, 11/15/25 (Denmark)		DKK	2,550,000	411,090

France (Government of) unsec. bonds 4.50%, 4/25/41 (France)		EUR	830,000	1,355,069

France (Government of) unsec. bonds 4.00%, 4/25/55 (France)		EUR	150,000	240,572

France (Government of) unsec. bonds 3.25%, 10/25/21 (France)		EUR	3,410,000	4,252,363

France (Government of) unsec. bonds 2.75%, 10/25/27 (France)		EUR	250,000	313,622

France (Government of) unsec. bonds 0.50%, 5/25/25 (France)		EUR	1,490,000	1,577,411

Germany (Federal Republic of) unsec. bonds 2.50%, 7/4/44 (Germany)		EUR	1,460,000	2,085,109

Germany (Federal Republic of) unsec. bonds 1.00%, 8/15/25 (Germany)		EUR	1,000,000	1,153,424

Germany (Federal Republic of) unsec. bonds 0.50%, 2/15/25 (Germany)		EUR	420,000	467,540

Hellenic (Republic of) sr. unsec. notes 3.375%, 7/17/17 (Greece)		EUR	225,000	232,744

Hellenic (Republic of) sr. unsec. unsub. bonds 4.75%, 4/17/19 (Greece)		EUR	368,000	365,245

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/38 (Greece)(STP)		EUR	36,000	22,594

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/36 (Greece)(STP)		EUR	36,000	23,082

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/33 (Greece)(STP)		EUR	36,000	24,192

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/32 (Greece)(STP)		EUR	286,000	195,585

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/30 (Greece)(STP)		EUR	544,541	386,264

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/29 (Greece)(STP)		EUR	1,114,903	810,402

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece)(STP)		EUR	121,000	90,366

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/27 (Greece)(STP)		EUR	5,500	4,282

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece)(STP)		EUR	157,000	125,284

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/25 (Greece)(STP)		EUR	349,312	282,465

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/24 (Greece)(STP)		EUR	209,000	172,052

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece)(STP)		EUR	755,884	636,902

Hungary (Government of) sr. unsec. unsub. notes 5.375%, 3/25/24 (Hungary)			$470,000	515,825

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.125%, 1/15/45 (Indonesia)			200,000	201,250

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)			1,235,000	1,214,931

Ireland (Republic of) unsec. bonds 5.00%, 10/18/20 (Ireland)		EUR	380,000	490,037

Ireland (Republic of) unsec. notes 5.40%, 3/13/25 (Ireland)		EUR	250,000	363,144

Italy (Republic of) sr. unsec. bonds 6.50%, 11/1/27 (Italy)		EUR	670,000	1,003,926

Italy (Republic of) sr. unsec. bonds 4.75%, 9/1/44 (Italy)		EUR	820,000	1,109,193

Italy (Republic of) sr. unsec. bonds 2.50%, 12/1/24 (Italy)		EUR	1,060,000	1,193,951

Italy (Republic of) sr. unsec. unsub. bonds 4.75%, 8/1/23 (Italy)		EUR	1,950,000	2,533,838

Italy (Republic of) unsec. notes 0.30%, 10/15/18 (Italy)		EUR	2,590,000	2,808,440

Japan (Government of) 10 yr sr. unsec. unsub. notes Ser. 330, 0.80%, 9/20/23 (Japan)		JPY	650,000,000	6,077,336

Japan (Government of) 20 yr sr. unsec. bonds Ser. 95, 2.30%, 6/20/27 (Japan)		JPY	500,000,000	5,425,339

Japan (Government of) 20 yr sr. unsec. unsub. bonds Ser. 125, 2.20%, 3/20/31 (Japan)		JPY	308,000,000	3,438,601

Japan (Government of) 20 yr sr. unsec. unsub. bonds Ser. 156, 0.40%, 3/20/36 (Japan)		JPY	120,000,000	1,022,120

Japan (Government of) 20 yr sr. unsec. unsub. notes Ser. 318, 1.00%, 9/20/21 (Japan)		JPY	1,377,000,000	12,810,454

Japan (Government of) 20 yr sr. unsec. unsub. notes Ser. 41, 1.50%, 3/20/19 (Japan)		JPY	370,000,000	3,394,425

Japan (Government of) 30 yr sr. unsec. unsub. bonds Ser. 32, 2.30%, 3/20/40 (Japan)		JPY	407,000,000	4,808,086

Japan (Government of) 40 yr sr. unsec. unsub. bonds Ser. 4, 2.20%, 3/20/51 (Japan)		JPY	230,000,000	2,840,340

Netherlands (Government of) unsec. bonds 3.75%, 1/15/42 (Netherlands)		EUR	290,000	488,929

Netherlands (Government of) unsec. bonds 2.25%, 7/15/22 (Netherlands)		EUR	1,290,000	1,575,536

Norway (Government of) unsec. bonds Ser. 476, 3.00%, 3/14/24 (Norway)		NOK	1,760,000	235,490

Ontario (Province of) unsec. bonds 4.00%, 6/2/21 (Canada)		CAD	1,690,000	1,425,535

Poland (Republic of) unsec. notes Ser. 0721, 1.75%, 7/25/21 (Poland)		PLN	2,400,000	569,691

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%, 4/4/42 (Russia)			$600,000	649,500

South Africa (Republic of) unsec. bonds Ser. 2023, 7.75%, 2/28/23 (South Africa)		ZAR	11,140,000	797,619

Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/44 (Spain)		EUR	350,000	545,814

Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/28 (Spain)		EUR	590,000	858,904

Spain (Kingdom of) sr. unsec. bonds 4.40%, 10/31/23 (Spain)		EUR	890,000	1,177,491

Spain (Kingdom of) sr. unsec. unsub. bonds 4.65%, 7/30/25 (Spain)		EUR	440,000	597,575

Spain (Kingdom of) sr. unsec. unsub. bonds 4.00%, 4/30/20 (Spain)		EUR	490,000	595,700

Spain (Kingdom of) sr. unsec. unsub. notes 4.10%, 7/30/18 (Spain)		EUR	1,050,000	1,206,248

Sri Lanka (Republic of) 144A sr. unsec. unsub. bonds 6.85%, 11/3/25 (Sri Lanka)			$200,000	200,549

Sweden (Government of) unsec. bonds Ser. 1053, 3.50%, 3/30/39 (Sweden)		SEK	270,000	40,869

Sweden (Government of) unsec. bonds Ser. 1054, 3.50%, 6/1/22 (Sweden)		SEK	6,120,000	826,663

Switzerland (Government of) unsec. bonds 2.00%, 4/28/21 (Switzerland)		CHF	600,000	676,792

Ukraine (Government of) 144A unsec. FRN Ser. GDP, zero %, 5/31/40 (Ukraine)			$75,000	22,151

United Kingdom Treasury unsec. bonds 4.00%, 1/22/60 (United Kingdom)		GBP	1,320,000	2,712,955

United Kingdom Treasury unsec. bonds 3.75%, 9/7/19 (United Kingdom)		GBP	920,000	1,262,968

United Kingdom Treasury unsec. bonds 2.75%, 9/7/24 (United Kingdom)		GBP	70,000	98,504

United Kingdom Treasury unsec. notes 1.25%, 7/22/18 (United Kingdom)		GBP	500,000	639,441

United Mexican States sr. unsec. notes Ser. M 20, 10.00%, 12/5/24 (Mexico)		MXN	12,310,000	691,565

United Mexican States sr. unsec. unsub. notes Ser. MTN, 4.75%, 3/8/44 (Mexico)			$440,000	402,353

Total foreign government and agency bonds and notes (cost $100,868,500)				$93,428,451

CORPORATE BONDS AND NOTES (29.4%)(a)
			Principal amount	Value

Basic materials (1.6%)

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5.875%, 6/15/21 (Germany)			$160,000	$177,546

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)			153,000	161,033

Cemex Finance, LLC 144A company guaranty sr. notes 9.375%, 10/12/22 (Mexico)			200,000	217,500

Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25			229,000	232,494

Freeport-McMoRan, Inc. 144A company guaranty sr. unsec. notes 6.75%, 2/1/22 (Indonesia)			28,000	29,190

Georgia-Pacific, LLC sr. unsec. unsub. notes 7.75%, 11/15/29			120,000	161,214

Georgia-Pacific, LLC 144A company guaranty sr. unsec. notes 5.40%, 11/1/20			13,000	14,318

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)			234,000	243,968

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24			510,000	527,723

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25			187,000	186,099

International Paper Co. sr. unsec. notes 8.70%, 6/15/38			6,000	8,626

INVISTA Finance, LLC 144A company guaranty sr. notes 4.25%, 10/15/19			262,000	263,373

Union Carbide Corp. sr. unsec. unsub. bonds 7.75%, 10/1/96			140,000	173,448

Westlake Chemical Corp. 144A company guaranty sr. unsec. unsub. bonds 3.60%, 8/15/26			755,000	732,340

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30			286,000	382,917

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31			73,000	96,721

WestRock RKT Co. company guaranty sr. unsec. unsub. notes 4.45%, 3/1/19			105,000	109,435

Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)			195,000	251,704

				3,969,649
Capital goods (0.2%)

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4.50%, 1/15/23			105,000	107,231

L3 Technologies, Inc. company guaranty sr. unsec. bonds 3.85%, 12/15/26			117,000	117,295

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)			253,000	325,500

				550,026
Communication services (2.0%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6.125%, 3/30/40 (Mexico)			100,000	113,352

American Tower Corp. sr. unsec. notes 4.00%, 6/1/25(R)			235,000	235,455

American Tower Corp. sr. unsec. unsub. bonds 3.375%, 10/15/26(R)			322,000	305,490

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45			622,000	707,057

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25			148,000	155,623

Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455%, 11/15/22			70,000	94,267

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35			75,000	96,434

Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23(R)			192,000	208,570

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883%, 8/15/20			190,000	202,421

Koninklijke KPN NV sr. unsec. unsub. bonds 8.375%, 10/1/30 (Netherlands)			42,000	56,540

NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 6.40%, 4/30/40			125,000	160,663

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)			188,000	187,665

Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LL 144A company guaranty sr. notes 3.36%, 9/20/21			585,000	585,731

Telecom Italia SpA 144A sr. unsec. notes 5.303%, 5/30/24 (Italy)			600,000	603,300

Verizon Communications, Inc. sr. unsec. unsub. notes 5.90%, 2/15/54 (units)			28,800	758,592

Verizon Communications, Inc. sr. unsec. unsub. notes 5.05%, 3/15/34			205,000	210,408

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522%, 9/15/48			262,000	238,052

				4,919,620
Conglomerates (0.1%)

General Electric Co. jr. unsec. sub. FRB Ser. D, 5.00%, perpetual maturity			346,000	360,705

				360,705
Consumer cyclicals (2.8%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.85%, 3/1/39			115,000	155,273

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20			194,000	209,140

CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27			567,000	520,351

D.R. Horton, Inc. company guaranty sr. unsec. sub. notes 5.75%, 8/15/23			425,000	471,750

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/15/26			115,000	120,609

Ford Motor Co. sr. unsec. unsub. notes 9.98%, 2/15/47			630,000	944,929

Ford Motor Co. sr. unsec. unsub. notes 7.45%, 7/16/31			122,000	152,739

Ford Motor Co. sr. unsec. unsub. notes 7.40%, 11/1/46			15,000	19,359

General Motors Co. sr. unsec. notes 6.25%, 10/2/43			265,000	293,888

General Motors Co. sr. unsec. notes 5.20%, 4/1/45			150,000	147,541

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26			630,000	610,443

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25			222,000	221,220

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.45%, 4/10/22			301,000	299,994

Grupo Televisa SAB sr. unsec. unsub. bonds 6.625%, 1/15/40 (Mexico)			215,000	223,654

Grupo Televisa SAB sr. unsec. unsub. notes 5.00%, 5/13/45 (Mexico)			250,000	213,831

Hilton Domestic Operating Co., Inc. 144A sr. unsec. sub. notes 4.25%, 9/1/24			125,000	122,656

Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21(R)			61,000	68,004

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22(R)			29,000	31,372

Hyatt Hotels Corp. sr. unsec. unsub. notes 3.375%, 7/15/23			160,000	159,634

L Brands, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/21			145,000	158,956

L Brands, Inc. company guaranty sr. unsec. sub. notes 5.625%, 2/15/22			220,000	230,450

Lear Corp. company guaranty sr. unsec. unsub. notes 5.375%, 3/15/24			225,000	236,813

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55%, 3/15/26			220,000	217,836

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26			182,000	180,375

Owens Corning company guaranty sr. unsec. sub. notes 9.00%, 6/15/19			15,000	17,043

Priceline Group, Inc. (The) sr. unsec. notes 3.65%, 3/15/25			116,000	115,608

QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24			238,000	239,441

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26			195,000	204,422

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 3.80%, 2/15/27			95,000	92,661

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26			160,000	147,713

Vulcan Materials Co. sr. unsec. unsub. notes 4.50%, 4/1/25			125,000	131,163

				6,958,868
Consumer staples (2.2%)

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46			440,000	470,846

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26			200,000	200,573

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.20%, 1/15/39			154,000	234,094

Bacardi, Ltd. 144A unsec. notes 4.50%, 1/15/21 (Bermuda)			230,000	244,455

Constellation Brands, Inc. company guaranty sr. unsec. unsub. bonds 3.70%, 12/6/26			185,000	183,185

CVS Pass-Through Trust sr. notes 6.036%, 12/10/28			55,583	62,695

CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32			291,750	355,615

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45			15,000	14,394

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37			85,000	107,821

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42			472,000	520,210

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24			277,000	281,370

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. notes 3.875%, 6/27/24 (Mexico)			550,000	544,531

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. unsub. notes 4.875%, 6/27/44 (Mexico)			500,000	458,555

Kraft Heinz Co. (The) company guaranty sr. unsec. bonds 4.375%, 6/1/46			231,000	215,958

Kraft Heinz Co. (The) company guaranty sr. unsec. unsub. notes 6.50%, 2/9/40			371,000	454,060

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26			481,000	481,601

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26			344,000	356,335

Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26			231,000	225,212

				5,411,510
Energy (4.2%)

Anadarko Petroleum Corp. sr. unsec. notes 6.45%, 9/15/36			165,000	198,701

Anadarko Petroleum Corp. sr. unsec. unsub. notes 5.55%, 3/15/26			10,000	11,238

BG Energy Capital PLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 10/15/21 (United Kingdom)			200,000	212,255

BP Capital Markets PLC company guaranty sr. unsec. bonds 3.119%, 5/4/26 (United Kingdom)			198,000	191,598

Concho Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/25			560,000	572,600

Devon Energy Corp. sr. unsec. unsub. notes 3.25%, 5/15/22			132,000	132,452

EQT Midstream Partners LP company guaranty sr. unsec. sub. notes 4.00%, 8/1/24			405,000	401,872

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7.875%, 9/15/31			185,000	239,658

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563%, 4/24/23 (Russia)			310,000	312,325

Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41			45,000	48,889

Nabors Industries, Inc. company guaranty sr. unsec. unsub. notes 4.625%, 9/15/21			305,000	311,100

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 6.05%, 3/1/41			160,000	124,000

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)			200,000	201,279

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)			2,110,000	2,131,100

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.375%, 1/27/21 (Brazil)			225,000	226,474

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela)			23,000	8,712

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela)			155,000	58,846

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 5.625%, 1/23/46 (Mexico)			315,000	262,789

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5.50%, 1/21/21 (Mexico)			625,000	647,816

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)			1,385,000	1,259,658

Pride International, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 8/15/40			425,000	398,438

Sabine Pass Liquefaction, LLC 144A sr. bonds 5.00%, 3/15/27			800,000	839,000

Spectra Energy Capital, LLC company guaranty sr. unsec. notes 5.65%, 3/1/20			20,000	21,433

Spectra Energy Capital, LLC company guaranty sr. unsec. sub. notes 6.20%, 4/15/18			75,000	78,512

Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26			180,000	172,833

Statoil ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)			165,000	185,937

Valero Energy Partners LP sr. unsec. unsub. notes 4.375%, 12/15/26			175,000	177,112

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24			505,000	520,820

Williams Partners LP sr. unsec. sub. notes 3.60%, 3/15/22			155,000	157,484

Williams Partners LP/ACMP Finance Corp. sr. unsec. sub. notes 4.875%, 3/15/24			208,000	215,049

				10,319,980
Financials (10.1%)

Aflac, Inc. sr. unsec. notes 6.45%, 8/15/40			29,000	37,856

Air Lease Corp. sr. unsec. notes 3.75%, 2/1/22			125,000	128,307

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			425,000	431,375

American Express Co. jr. unsec. sub. FRN Ser. C, 4.90%, perpetual maturity			215,000	210,163

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58			414,000	529,920

Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42			545,000	506,767

AXA SA 144A jr. unsec. sub. FRN 6.463%, perpetual maturity (France)			485,000	484,699

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity			460,000	493,350

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43			218,000	225,626

BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21			405,000	411,372

BPCE SA 144A unsec. sub. notes 5.70%, 10/22/23 (France)			210,000	224,305

BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)			215,000	219,654

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22			320,000	348,124

Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25			150,000	150,349

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25			156,000	161,054

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26			230,000	232,870

Citigroup, Inc. jr. unsec. sub. FRB Ser. B, 5.90%, perpetual maturity			152,000	157,244

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95%, perpetual maturity			148,000	150,553

Citigroup, Inc. jr. unsec. sub. FRN 5.875%, perpetual maturity			59,000	60,623

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			220,000	221,449

Commerzbank AG 144A unsec. sub. notes 8.125%, 9/19/23 (Germany)			320,000	365,056

Cooperatieve Rabobank UA 144A jr. unsec. sub. FRN 11.00%, perpetual maturity (Netherlands)			790,000	924,300

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)			200,000	197,250

Credit Suisse Group AG 144A sr. unsec. bonds 4.282%, 1/9/28 (Switzerland)			1,100,000	1,094,475

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31			1,000,000	1,157,500

EPR Properties company guaranty sr. unsec. sub. notes 5.25%, 7/15/23(R)			162,000	169,428

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity			83,000	79,307

GE Capital International Funding Co. Unlimited Co. company guaranty sr. unsec. bonds 4.418%, 11/15/35 (Ireland)			484,000	507,672

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27			665,000	663,576

Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37			11,000	13,540

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB 8.125%, 6/15/38			220,000	235,675

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3.875%, 5/1/25(R)			155,000	151,876

Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)			148,000	144,629

HSBC Bank USA, NA unsec. sub. notes 7.00%, 1/15/39			250,000	331,743

HSBC Capital Funding LP 144A company guaranty jr. unsec. sub. FRB 10.176%, perpetual maturity (Jersey)			570,000	846,450

ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)			831,000	918,769

International Lease Finance Corp. sr. unsec. unsub. notes 6.25%, 5/15/19			142,000	153,005

JPMorgan Chase & Co. sr. unsec. notes Ser. MTN, 2.295%, 8/15/21			162,000	159,188

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37			650,000	742,625

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRN 7.00%, 3/15/37			172,000	166,410

Lloyds Banking Group PLC unsec. sub. bonds 5.30%, 12/1/45 (United Kingdom)			342,000	360,176

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%, perpetual maturity (United Kingdom)			530,000	576,375

Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes 8.875%, 6/1/39			635,000	975,477

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37			330,000	410,850

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)			155,000	162,204

Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)			240,000	244,639

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7.00%, 10/15/33			30,000	33,913

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25			100,000	98,493

Primerica, Inc. sr. unsec. notes 4.75%, 7/15/22			90,000	96,524

Progressive Corp. (The) jr. unsec. sub. FRN 6.70%, 6/15/37			289,000	286,110

Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43			90,000	94,838

Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44			174,000	175,514

Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40			85,000	109,184

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)			159,000	167,337

Santander Issuances SAU company guaranty unsec. sub. notes 5.179%, 11/19/25 (Spain)			200,000	202,347

Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)			270,000	279,293

Sberbank of Russia Via SB Capital SA 144A sr. unsec. notes 6.125%, 2/7/22 (Russia)			275,000	299,063

Sberbank of Russia Via SB Capital SA 144A sr. unsec. unsub. notes 4.95%, 2/7/17 (Russia)			450,000	450,158

State Street Corp. jr. unsec. sub. FRB 1.963%, 6/15/37			461,000	406,141

Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39			136,000	177,516

TIERS Trust/United States 144A sr. bonds stepped-coupon zero % (8.125%, 9/15/17), 3/15/46(STP)			520,000	549,900

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)			261,000	253,796

Travelers Property Casualty Corp. company guaranty sr. unsec. unsub. bonds 7.75%, 4/15/26			170,000	221,694

UBS Group AG jr. unsec. sub. FRN 6.875%, perpetual maturity (Switzerland)			300,000	298,502

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Jersey)			579,000	583,109

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)			465,000	473,100

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.80%, 11/22/25 (Russia)			500,000	548,628

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6.875%, 5/29/18 (Russia)			699,000	732,811

Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38			276,000	354,850

Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21			263,000	288,629

WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)			560,000	572,266

ZFS Finance USA Trust V 144A jr. unsec. sub. FRB 6.50%, 5/9/37			300,000	300,750

				25,192,321
Health care (0.5%)

AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25			11,000	10,826

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/31/19			120,000	127,950

Fresenius Medical Care US Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 5.75%, 2/15/21			135,000	145,800

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			110,000	114,675

HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24			75,000	78,094

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)			180,000	174,150

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)			100,000	101,754

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)			205,000	191,330

Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. bonds 3.15%, 10/1/26 (Netherlands)			355,000	321,827

				1,266,406
Supra-Nation (1.7%)

European Investment Bank sr. unsec. unsub. bonds 5.625%, 6/7/32 (Supra-Nation)		GBP	1,900,000	3,481,400

European Investment Bank sr. unsec. unsub. notes Ser. EMTN, 4.125%, 4/15/24 (Supra-Nation)		EUR	450,000	623,107

				4,104,507
Technology (1.3%)

Apple, Inc. sr. unsec. notes 3.45%, 5/6/24			$166,000	170,493

Broadcom Corp./Broadcom Cayman Finance, Ltd. 144A company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27			755,000	749,242

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24			490,000	536,491

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46			146,000	182,295

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23			742,000	797,030

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/22			230,000	236,132

Jabil Circuit, Inc. sr. unsec. sub. notes 8.25%, 3/15/18			100,000	106,576

Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26			128,000	119,435

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26			326,000	306,411

				3,204,105
Transportation (0.4%)

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.40%, 6/1/41			142,000	168,252

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5.75%, 5/1/40			10,000	12,249

Continental Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 97-4, Class A, 6.90%, 1/2/18			3,671	3,708

Continental Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 98-1, Class A, 6.648%, 9/15/17			25,420	25,737

Delta Air Lines, Inc. sr. notes Ser. A, 7.75%, 12/17/19			34,503	38,298

Norfolk Southern Corp. sr. unsec. unsub. bonds 6.00%, 5/23/11			140,000	163,751

Penske Truck Leasing Co. Lp/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26			359,000	343,987

Southwest Airlines Co. Pass-Through Trust pass-through certificates Ser. 07-1, Class A, 6.15%, 8/1/22			149,486	165,556

United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 07-1, Class A, 6.636%, 7/2/22			26,965	28,920

United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 14-2, Class A, 3.75%, 9/3/26			155,483	157,621

				1,108,079
Utilities and power (2.3%)

Beaver Valley II Funding Corp. sr. bonds 9.00%, 6/1/17			2,000	2,000

Boardwalk Pipelines LP company guaranty sr. unsec. unsub. FRB 4.45%, 7/15/27			95,000	94,960

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42			41,000	41,474

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32			105,000	132,847

Emera US Finance LP company guaranty sr. unsec. notes 3.55%, 6/15/26			263,000	257,791

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)			205,000	210,960

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24			130,000	138,775

Energy Transfer Partners LP sr. unsec. unsub. bonds 4.20%, 4/15/27			25,000	24,801

Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42			515,000	579,097

Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22			210,000	226,582

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44			830,000	907,123

Iberdrola International BV company guaranty sr. unsec. unsub. bonds 6.75%, 7/15/36 (Spain)			155,000	189,492

ITC Holdings Corp. 144A sr. unsec. notes 6.05%, 1/31/18			125,000	130,078

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44			312,000	323,666

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21			40,000	40,801

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.05%, 12/1/19			47,000	47,848

Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22			175,000	186,670

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, 6.974%, 6/1/67			240,000	216,000

Texas Gas Transmission, LLC 144A sr. unsec. notes 4.50%, 2/1/21			369,000	385,418

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9.50%, 4/1/19			530,000	604,956

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN 6.35%, 5/15/67 (Canada)			340,000	311,950

WEC Energy Group jr. unsec. sub. FRN 6.25%, 5/15/67			830,000	744,925

				5,798,214

Total corporate bonds and notes (cost $71,436,684)				$73,163,990

MORTGAGE-BACKED SECURITIES (24.3%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (8.1%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 22.706%, 4/15/37			$15,930	$24,792
IFB Ser. 3072, Class SM, 20.984%, 11/15/35			50,121	73,201
IFB Ser. 3249, Class PS, 19.743%, 12/15/36			31,083	43,776
IFB Ser. 3065, Class DC, 17.558%, 3/15/35			66,345	97,013
IFB Ser. 2990, Class LB, 14.985%, 6/15/34			43,720	53,311
Ser. 3707, Class PI, IO, 4.50%, 7/15/25			207,767	17,067
Ser. 2775, Class OE 4.50%, 4/15/19(i)			129,999	134,299
Ser. 4355, Class DI, IO, 4.00%, 3/15/44			2,202,567	323,117
Ser. 4193, Class PI, IO, 4.00%, 3/15/43			1,524,626	233,687
Ser. 4369, Class IA, IO, 3.50%, 7/15/44			1,939,452	352,575
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M2, 3.371%, 12/25/27			272,989	278,272
Ser. 4141, Class PI, IO, 3.00%, 12/15/42			2,722,276	322,181
Ser. 4165, Class TI, IO, 3.00%, 12/15/42			6,868,980	733,607
Ser. 4206, Class IP, IO, 3.00%, 12/15/41			2,258,305	252,033
Ser. 3300, PO, zero %, 2/15/37			4,164	3,593
Ser. 3326, Class WF, zero %, 10/15/35			1,810	1,382

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 21.739%, 3/25/36			40,527	64,702
IFB Ser. 07-53, Class SP, 21.373%, 6/25/37			43,405	64,444
IFB Ser. 05-75, Class GS, 17.937%, 8/25/35			33,464	44,040
IFB Ser. 10-46, Class SB, IO, 5.679%, 5/25/40			468,805	84,384
IFB Ser. 12-103, Class LS, IO, 5.229%, 9/25/42			2,416,566	421,613
Ser. 421, Class C6, IO, 4.00%, 5/25/45			1,257,463	244,771
Ser. 12-124, Class JI, IO, 3.50%, 11/25/42			1,625,735	216,304
Ser. 13-55, Class IK, IO, 3.00%, 4/25/43			1,526,428	189,735
Ser. 13-1, Class MI, IO, 3.00%, 1/25/43			1,721,524	161,324
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42			3,614,184	311,181
Ser. 13-55, Class PI, IO, 3.00%, 5/25/42			3,602,605	331,908
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41			4,567,631	328,139
Ser. 14-28, Class AI, IO, 3.00%, 3/25/40			2,865,025	321,456
Ser. 07-64, Class LO, PO, zero %, 7/25/37			5,931	5,435

Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40			1,819,537	432,140
IFB Ser. 13-124, Class BS, IO, 5.873%, 8/20/38			3,333,871	462,575
IFB Ser. 10-171, Class SB, IO, 5.683%, 12/16/40			1,444,468	266,432
Ser. 14-76, IO, 5.00%, 5/20/44			1,002,784	206,238
Ser. 14-25, Class QI, IO, 5.00%, 1/20/44			2,044,223	414,683
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40			335,990	71,366
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			686,423	144,758
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39			217,957	45,950
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45			2,500,339	490,429
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43			1,960,521	397,005
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42			2,949,776	615,618
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40			869,942	118,869
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40			1,595,413	305,075
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40			1,165,828	223,404
Ser. 10-103, Class DI, IO, 4.50%, 12/20/38			599,000	31,549
Ser. 16-19, Class PI, IO, 4.00%, 2/20/46			2,264,751	390,941
Ser. 16-47, Class CI, IO, 4.00%, 9/20/45			4,637,934	736,272
Ser. 15-64, Class IG, IO, 4.00%, 5/20/45			2,285,562	475,671
Ser. 15-40, IO, 4.00%, 3/20/45			1,670,241	343,592
Ser. 14-116, Class IL, IO, 4.00%, 8/20/44			2,452,957	400,323
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42			684,677	129,260
Ser. 15-94, Class NI, IO, 4.00%, 12/20/41			4,504,979	528,467
Ser. 16-83, Class PI, IO, 3.50%, 6/20/45			3,311,834	556,378
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42			1,128,978	191,531
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42			1,735,023	330,522
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41			1,830,993	236,991
Ser. 13-90, Class HI, IO, 3.50%, 4/20/40			1,831,001	118,869
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39			2,225,748	238,030
Ser. 15-124, Class DI, IO, 3.50%, 1/20/38			1,392,871	182,270
Ser. 13-53, Class PI, IO, 3.00%, 4/20/41			3,717,190	380,715
Ser. 14-115, Class QI, IO, 3.00%, 3/20/29			3,044,171	287,644
Ser. 16-H23, Class NI, IO, 2.829%, 10/20/66			4,703,067	684,766
Ser. 15-H26, Class DI, IO, 2.53%, 10/20/65			3,128,781	367,006
Ser. 14-H21, Class AI, IO, 2.204%, 10/20/64			3,320,981	340,733
Ser. 15-H09, Class AI, IO, 2.191%, 4/20/65			6,731,184	730,333
Ser. 16-H16, Class EI, IO, 2.172%, 6/20/66			3,870,093	494,211
Ser. 15-H03, Class DI, IO, 2.113%, 1/20/65			5,720,561	613,816
Ser. 16-H07, Class HI, IO, 2.021%, 2/20/66			4,308,994	446,597
Ser. 15-H26, Class EI, IO, 1.722%, 10/20/65			3,527,696	349,595
Ser. 15-H25, Class AI, IO, 1.616%, 9/20/65			3,567,601	313,949
Ser. 14-H12, Class BI, IO, 1.547%, 5/20/64			4,251,082	343,913

				20,171,828
Commercial mortgage-backed securities (11.7%)

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.332%, 2/10/51			5,260,489	9,246

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A FRB Ser. 04-4, Class XC, IO, 0.024%, 7/10/42			32,161	9

Bayview Commercial Asset Trust 144A
Ser. 06-CD1A, IO, zero %, 7/25/23		CAD	1,628,627	1
Ser. 07-CD1A, IO, zero %, 3/25/21		CAD	472,844	1

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.436%, 3/11/39			$707,074	672,059
FRB Ser. 06-PW11, Class C, 5.436%, 3/11/39			403,000	201,524
FRB Ser. 06-PW14, Class X1, IO, 0.534%, 12/11/38			811,265	9,200

CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO, 0.149%, 11/15/44			3,420,565	1,026

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C1, Class E, 6.18%, 4/15/44			265,762	119,912
FRB Ser. 11-C2, Class E, 5.754%, 12/15/47			1,053,000	1,055,924

Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class C, 5.104%, 11/10/46			433,000	459,214
Ser. 14-GC21, Class AS, 4.026%, 5/10/47			749,000	765,733

Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5, Class XC, IO, 0.431%, 10/15/49			5,285,502	12,685

COMM Mortgage Pass-Through Certificates FRB Ser. 12-CR3, Class XA, IO, 2.075%, 10/15/45			2,748,019	205,370

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65%, 12/10/49			921,000	925,881
FRB Ser. 14-CR18, Class C, 4.737%, 7/15/47			1,199,000	1,246,600
FRB Ser. 14-CR17, Class C, 4.735%, 5/10/47			600,000	604,920
Ser. 12-CR2, Class AM, 3.791%, 8/15/45			356,000	372,020
FRB Ser. 12-CR1, Class XA, IO, 2.013%, 5/15/45			2,897,804	222,857
FRB Ser. 14-UBS6, Class XA, IO, 1.051%, 12/10/47			10,391,186	563,202

COMM Mortgage Trust 144A
Ser. 13-LC13, Class AM, 4.557%, 8/10/46			474,000	511,541
Ser. 13-LC13, Class E, 3.719%, 8/10/46			489,000	338,437

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.086%, 1/15/49			3,532,830	25

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6.00%, 5/17/40			41,559	42,450
FRB Ser. 03-C3, Class AX, IO, 1.997%, 5/15/38			72,406	—

Credit Suisse Mortgage Capital Certificates 144A FRB Ser. 06-C4, Class AX, IO, 0.272%, 9/15/39			624,898	98

CSAIL Commercial Mortgage Trust FRB Ser. 15-C1, Class C, 4.30%, 4/15/50			285,000	283,403

CSMC Trust FRB Ser. 16-NXSR, Class C, 4.365%, 12/15/49			808,000	788,240

DBUBS Mortgage Trust 144A
FRB Ser. 11-LC2A, Class D, 5.542%, 7/10/44			189,000	191,453
FRB Ser. 11-LC3A, Class D, 5.345%, 8/10/44			545,000	560,969

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.484%, 3/10/44			187,170	184,643

GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.238%, 12/10/49			14,237,863	28,668

GS Mortgage Securities Corp. II FRB Ser. 13-GC10, Class XA, IO, 1.593%, 2/10/46			7,528,042	535,470

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.41%, 2/10/46			702,000	662,618
FRB Ser. 13-GC10, Class E, 4.41%, 2/10/46			650,000	505,180

GS Mortgage Securities Trust FRB Ser. 13-GC12, Class C, 4.179%, 6/10/46			476,000	466,528

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.652%, 1/10/45			771,000	763,830
FRB Ser. 11-GC3, Class D, 5.633%, 3/10/44			396,000	405,198
FRB Ser. 14-GC26, Class D, 4.511%, 11/10/47			328,000	273,814

JPMBB Commercial Mortgage Securities Trust FRB Ser. 13-C12, Class XA, IO, 0.701%, 7/15/45			25,072,999	624,318

JPMorgan Chase Commercial Mortgage Securities Corp. 144A FRB Ser. 12-LC9, Class D, 4.412%, 12/15/47			251,000	254,062

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.157%, 2/12/51			86,000	86,851
FRB Ser. 06-LDP7, Class B, 5.927%, 4/17/45			914,000	166,531
Ser. 07-LDPX, Class A3, 5.42%, 1/15/49			67,285	67,204
Ser. 13-C10, Class AS, 3.372%, 12/15/47			133,000	134,466
FRB Ser. 13-LC11, Class XA, IO, 1.429%, 4/15/46			5,394,823	319,427
FRB Ser. 13-C16, Class XA, IO, 1.123%, 12/15/46			12,008,290	561,599
FRB Ser. 06-CB17, Class X, IO, 0.621%, 12/12/43			2,295,220	15,244
FRB Ser. 06-LDP8, Class X, IO, 0.381%, 5/15/45			532,707	19
FRB Ser. 07-LDPX, Class X, IO, 0.318%, 1/15/49			5,735,723	41,597

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.257%, 2/12/51			401,000	352,880
FRB Ser. 12-C6, Class E, 5.156%, 5/15/45			1,313,000	1,239,603
FRB Ser. 12-C8, Class D, 4.66%, 10/15/45			1,633,000	1,605,400
FRB Ser. 07-CB20, Class X1, IO, 0.348%, 2/12/51			4,888,601	7,148

LB Commercial Mortgage Trust 144A Ser. 98-C4, Class J, 5.60%, 10/15/35			119,000	121,999

LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, 0.489%, 2/15/40			399,447	247

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 06-C6, Class XCL, IO, 0.515%, 9/15/39			3,931,947	22,290
FRB Ser. 07-C2, Class XCL, IO, 0.489%, 2/15/40			2,560,130	1,582
FRB Ser. 05-C2, Class XCL, IO, 0.195%, 4/15/40			47,113	3

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.242%, 4/20/48			373,000	310,989

Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 5.806%, 12/15/49			67,038	402

Morgan Stanley Bank of America Merrill Lynch Trust Ser. 12-C5, Class AS, 3.792%, 8/15/45			799,000	837,831

Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C6, Class XA, IO, 1.976%, 11/15/45			8,367,707	480,306

Morgan Stanley Capital I Trust
FRB Ser. 07-T27, Class AJ, 5.641%, 6/11/42			382,000	395,370
Ser. 07-HQ11, Class C, 5.558%, 2/12/44			477,000	285,060
Ser. 07-HQ11, Class AJ, 5.508%, 2/12/44			458,000	452,962

Morgan Stanley Capital I Trust 144A
FRB Ser. 04-RR, Class F7, 6.00%, 4/28/39			106,344	104,419
FRB Ser. 11-C3, Class D, 5.155%, 7/15/49			582,000	602,603
FRB Ser. 05-HQ5, Class X1, IO, 0.019%, 1/14/42			1,285,596	527

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class XA, IO, 1.755%, 12/10/45			4,842,973	343,096

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 05-C21, Class D, 5.291%, 10/15/44			357,000	354,606
FRB Ser. 07-C34, IO, 0.289%, 5/15/46			1,626,091	2,927

Wells Fargo Commercial Mortgage Trust FRB Ser. 13-LC12, Class C, 4.296%, 7/15/46			363,000	369,062

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646%, 3/15/47			475,000	484,785
Ser. 13-C18, Class AS, 4.387%, 12/15/46			787,000	843,916
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46			476,000	507,859
Ser. 13-C11, Class AS, 3.311%, 3/15/45			299,000	300,495
FRB Ser. 13-C14, Class XA, IO, 0.827%, 6/15/46			12,635,099	477,480

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.672%, 11/15/44			453,000	463,011
FRB Ser. 11-C2, Class D, 5.602%, 2/15/44			417,000	432,429
Ser. 11-C4, Class E, 5.265%, 6/15/44			861,000	869,524
FRB Ser. 13-C15, Class D, 4.48%, 8/15/46			184,000	164,642
FRB Ser. 12-C10, Class D, 4.452%, 12/15/45			298,000	269,504
FRB Ser. 12-C10, Class XA, IO, 1.695%, 12/15/45			3,991,471	274,214
FRB Ser. 13-C12, Class XA, IO, 1.379%, 3/15/48			1,293,548	69,929

				29,310,367
Residential mortgage-backed securities (non-agency) (4.5%)

BCAP, LLC Trust 144A FRB Ser. 14-RR1, Class 2A2, 2.85%, 1/26/36			1,000,000	764,668

Bear Stearns Asset Backed Securities I Trust FRB Ser. 04-FR3, Class M6, 5.646%, 9/25/34			12,196	7,005

Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, 1.556%, 8/25/46			407,538	357,515
FRB Ser. 06-OA7, Class 1A2, 1.536%, 6/25/46			869,372	761,353
FRB Ser. 06-OA10, Class 4A1, 0.961%, 8/25/46			753,641	613,615

Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, 7.121%, 9/25/28			370,000	439,773

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 6.671%, 10/25/28			548,000	617,806
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 6.471%, 4/25/28			560,000	625,135
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 6.321%, 4/25/28			735,000	809,729
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, 5.771%, 7/25/25			325,000	356,939
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 5.771%, 7/25/25			20,000	21,835
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, 5.221%, 1/25/29			480,000	510,855
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 4.771%, 5/25/25			29,608	31,182
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1, 2.121%, 1/25/29			389,430	391,534

MASTR Adjustable Rate Mortgages Trust FRB Ser. 04-13, Class 3A7, 3.046%, 11/21/34			244,410	248,687

Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 2.932%, 2/25/35			245,099	248,410

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.598%, 8/26/47			170,000	130,050

Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, 0.951%, 1/25/37			332,950	282,262

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR9, Class A1C3, 1.731%, 7/25/45			838,698	783,866
FRB Ser. 05-AR1, Class A1B, 1.551%, 1/25/45			286,387	259,180
FRB Ser. 05-AR19, Class A1C3, 1.271%, 12/25/45			666,132	606,696
FRB Ser. 05-AR13, Class A1C3, 1.261%, 10/25/45			1,841,471	1,597,239
FRB Ser. 05-AR2, Class 2A1B, 1.141%, 1/25/45			663,165	609,979

				11,075,313

Total mortgage-backed securities (cost $60,985,395)				$60,557,508

ASSET-BACKED SECURITIES (0.7%)(a)
			Principal amount	Value

Station Place Securitization Trust 144A FRB Ser. 17-1, Class A, 1.673%, 2/25/49			$1,675,000	$1,675,000

Total asset-backed securities (cost $1,675,000)				$1,675,000

PURCHASED SWAP OPTIONS OUTSTANDING (0.2%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

2.3125/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.3125		$12,397,000	$123,226

1.495/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.495		18,595,500	24,174

(1.495)/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.495		18,595,500	19,711

Barclays Bank PLC

1.345/3 month USD-LIBOR-BBA/Feb-18	Feb-17/1.345		18,595,500	14,319

Citibank, N.A.

2.274/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.274		9,297,800	38,400

2.275/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.275		9,297,800	27,429

1.34/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.34		18,595,500	12,087

(1.34)/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.34		18,595,500	10,971

Credit Suisse International

2.31/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.31		9,297,800	49,557

2.4625/3 month USD-LIBOR-BBA/Feb-37	Feb-17/2.4625		6,198,500	22,687

Goldman Sachs International

1.86375/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.86375		18,595,500	27,707

2.248/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.248		9,297,800	19,060

JPMorgan Chase Bank N.A.

2.3525/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.3525		6,198,500	71,717

2.267/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.267		6,198,500	21,323

2.736/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.736		6,198,500	8,616

Total purchased swap options outstanding (cost $853,882)				$490,984

MUNICIPAL BONDS AND NOTES (0.2%)(a)
			Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7.50%, 4/1/34			$100,000	$140,692

North TX, Tollway Auth. Rev. Bonds (Build America Bonds), 6.718%, 1/1/49			95,000	133,146

OH State U. Rev. Bonds (Build America Bonds), 4.91%, 6/1/40			115,000	131,559

Total municipal bonds and notes (cost $310,619)				$405,397

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-17/$98.53		$5,000,000	$50,400

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-17/98.34		5,000,000	55,650

USD/JPY (Call)	May-17/JPY 118.00		2,581,900	26,464

USD/MXN (Put)	Apr-17/MXN 21.25		4,978,600	178,892

Total purchased options outstanding (cost $291,797)				$311,406

SHORT-TERM INVESTMENTS (7.5%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.74%(AFF)		Shares	9,549,191	$9,549,191

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.47%(P)		Shares	510,000	510,000

U.S. Treasury Bills 0.467%, 2/23/17(SEG)(SEGCCS)			$369,000	368,894

U.S. Treasury Bills 0.448%, 2/16/17(SEG)(SEGSF)(SEGCCS)			4,512,000	4,511,152

U.S. Treasury Bills 0.444%, 2/9/17(SEG)(SEGSF)(SEGCCS)			237,000	236,975

U.S. Treasury Bills 0.420%, 2/2/17(SEG)(SEGSF)(SEGCCS)			3,593,000	3,592,954

Total short-term investments (cost $18,769,194)				$18,769,166

TOTAL INVESTMENTS

Total investments (cost $403,984,253)(b)				$397,487,191

FORWARD CURRENCY CONTRACTS at 1/31/17 (aggregate face value $175,045,625) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/19/17	$1,096,276	$1,050,162	$46,114
	Brazilian Real	Buy	4/3/17	626,633	617,488	9,145
	British Pound	Buy	3/16/17	1,621,529	1,501,550	119,979
	Canadian Dollar	Buy	4/19/17	3,144,897	3,084,154	60,743
	Chinese Yuan (Offshore)	Buy	2/16/17	1,403,649	1,384,940	18,709
	Chinese Yuan (Offshore)	Sell	2/16/17	1,403,649	1,385,690	(17,959)
	Czech Koruna	Buy	3/16/17	213,920	210,175	3,745
	Euro	Buy	3/16/17	3,873,027	3,726,268	146,759
	Hong Kong Dollar	Sell	2/16/17	669,055	669,906	851
	Japanese Yen	Buy	2/16/17	1,999,495	1,962,404	37,091
	Japanese Yen	Sell	2/16/17	1,999,495	2,014,986	15,491
	Japanese Yen	Buy	5/17/17	1,320,185	1,310,288	9,897
	Mexican Peso	Buy	4/19/17	173,459	173,932	(473)
	New Zealand Dollar	Sell	4/19/17	943,996	890,760	(53,236)
	Norwegian Krone	Sell	3/16/17	579,475	574,827	(4,648)
	Russian Ruble	Buy	3/16/17	609,480	616,716	(7,236)
	Singapore Dollar	Sell	5/17/17	1,269,496	1,256,695	(12,801)
	Swedish Krona	Buy	3/16/17	649,429	629,417	20,012
Barclays Bank PLC
	Australian Dollar	Sell	4/19/17	633,798	606,435	(27,363)
	British Pound	Buy	3/16/17	29,968	29,414	554
	Canadian Dollar	Buy	4/19/17	670,896	649,578	21,318
	Euro	Sell	3/16/17	481,032	450,700	(30,332)
	New Zealand Dollar	Sell	4/19/17	355,535	331,265	(24,270)
	Swedish Krona	Buy	3/16/17	645,671	616,549	29,122
	Swiss Franc	Buy	3/16/17	9,420	9,273	147
Citibank, N.A.
	Australian Dollar	Buy	4/19/17	1,368,812	1,312,670	56,142
	Brazilian Real	Sell	4/3/17	204,680	189,155	(15,525)
	Canadian Dollar	Sell	4/19/17	181,587	175,808	(5,779)
	Chinese Yuan (Offshore)	Buy	2/16/17	670,495	658,919	11,576
	Chinese Yuan (Offshore)	Sell	2/16/17	670,495	665,407	(5,088)
	Danish Krone	Buy	3/16/17	17,627	11,216	6,411
	Euro	Buy	3/16/17	240,624	254,094	(13,470)
	Indonesian Rupiah	Buy	5/17/17	615,494	615,885	(391)
	Japanese Yen	Buy	2/16/17	2,373,784	2,326,192	47,592
	Japanese Yen	Sell	2/16/17	2,373,784	2,336,025	(37,759)
	Japanese Yen	Sell	5/17/17	100,268	99,641	(627)
	Malaysian Ringgit	Buy	2/16/17	458,348	505,329	(46,981)
	Mexican Peso	Sell	4/19/17	129,245	137,795	8,550
	New Zealand Dollar	Sell	4/19/17	439,716	415,007	(24,709)
	South African Rand	Buy	4/19/17	202,864	206,747	(3,883)
	Thai Baht	Buy	2/16/17	545,060	550,404	(5,344)
Credit Suisse International
	Hong Kong Dollar	Sell	2/16/17	668,977	669,732	755
	New Zealand Dollar	Sell	4/19/17	641,970	628,626	(13,344)
	Swedish Krona	Buy	3/16/17	682,273	651,505	30,768
Goldman Sachs International
	Australian Dollar	Buy	4/19/17	94,630	100,626	(5,996)
	British Pound	Sell	3/16/17	2,297,817	2,321,279	23,462
	Canadian Dollar	Buy	4/19/17	1,541,607	1,501,384	40,223
	Euro	Buy	3/16/17	1,278,499	946,844	331,655
	Indian Rupee	Buy	5/17/17	617,803	623,128	(5,325)
	Japanese Yen	Buy	2/16/17	18,483,366	18,266,884	216,482
	Japanese Yen	Sell	2/16/17	18,483,366	18,834,240	350,874
	Japanese Yen	Sell	5/17/17	5,396,014	5,359,582	(36,432)
	New Taiwan Dollar	Buy	2/16/17	675,729	667,907	7,822
	New Taiwan Dollar	Sell	2/16/17	675,729	665,038	(10,691)
	New Zealand Dollar	Sell	4/19/17	1,192,366	1,139,621	(52,745)
	Norwegian Krone	Sell	3/16/17	7,847	29,283	21,436
	Russian Ruble	Sell	3/16/17	80,470	121,694	41,224
	South Korean Won	Buy	2/16/17	1,304,839	1,289,324	15,515
	South Korean Won	Sell	2/16/17	1,304,839	1,295,314	(9,525)
	South Korean Won	Sell	5/17/17	641,297	632,553	(8,744)
	Swedish Krona	Buy	3/16/17	640,459	622,360	18,099
HSBC Bank USA, National Association
	Canadian Dollar	Buy	4/19/17	40,609	31,901	8,708
	Euro	Sell	3/16/17	328,439	322,890	(5,549)
	Hong Kong Dollar	Sell	2/16/17	668,191	668,952	761
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/19/17	2,403,616	2,318,489	85,127
	Brazilian Real	Buy	4/3/17	626,601	611,247	15,354
	British Pound	Buy	3/16/17	267,569	188,503	79,066
	Canadian Dollar	Buy	4/19/17	79,218	69,728	9,490
	Chinese Yuan (Offshore)	Buy	2/16/17	663,415	652,488	10,927
	Chinese Yuan (Offshore)	Sell	2/16/17	663,415	650,821	(12,594)
	Czech Koruna	Buy	7/19/17	643,938	639,507	4,431
	Euro	Buy	3/16/17	6,670,430	6,417,038	253,392
	Euro	Sell	7/19/17	639,535	634,280	(5,255)
	Hong Kong Dollar	Sell	2/16/17	511,739	512,626	887
	Indonesian Rupiah	Buy	5/17/17	614,713	613,661	1,052
	Indonesian Rupiah	Sell	5/17/17	615,962	612,740	(3,222)
	Japanese Yen	Buy	2/16/17	21,800,113	21,637,610	162,503
	Japanese Yen	Sell	2/16/17	21,800,113	22,216,012	415,899
	Japanese Yen	Sell	5/17/17	3,170,893	3,150,555	(20,338)
	New Taiwan Dollar	Buy	2/16/17	675,729	667,297	8,432
	New Taiwan Dollar	Sell	2/16/17	675,729	661,031	(14,698)
	New Zealand Dollar	Sell	4/19/17	937,993	886,274	(51,719)
	Norwegian Krone	Sell	3/16/17	57,427	64,693	7,266
	Russian Ruble	Buy	3/16/17	294,190	273,804	20,386
	Singapore Dollar	Buy	2/16/17	321,471	328,219	(6,748)
	South Korean Won	Buy	2/16/17	1,635,325	1,677,318	(41,993)
	South Korean Won	Sell	5/17/17	641,033	633,290	(7,743)
	Swedish Krona	Buy	3/16/17	429,680	411,197	18,483
	Swiss Franc	Buy	3/16/17	690,929	674,540	16,389
Royal Bank of Scotland PLC (The)
	Canadian Dollar	Buy	4/19/17	676,587	664,978	11,609
	Czech Koruna	Buy	7/19/17	643,934	639,240	4,694
	Euro	Sell	3/16/17	335,685	319,712	(15,973)
	Euro	Sell	7/19/17	639,753	633,168	(6,585)
	New Zealand Dollar	Sell	4/19/17	349,460	325,580	(23,880)
	Norwegian Krone	Buy	3/16/17	629,965	621,868	8,097
	Swedish Krona	Buy	3/16/17	650,151	617,933	32,218
	Swedish Krona	Sell	3/16/17	642,109	630,620	(11,489)
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/19/17	228	10,174	(9,946)
	Canadian Dollar	Buy	4/19/17	672,665	651,146	21,519
	Euro	Sell	3/16/17	1,184,628	1,158,580	(26,048)
	Israeli Shekel	Buy	4/19/17	145,618	142,693	2,925
	Japanese Yen	Buy	2/16/17	622,702	648,379	(25,677)
	Japanese Yen	Sell	2/16/17	622,702	616,655	(6,047)
	New Zealand Dollar	Sell	4/19/17	636,773	600,806	(35,967)
	Polish Zloty	Sell	3/16/17	140,292	130,613	(9,679)
	Singapore Dollar	Sell	5/17/17	635,635	626,393	(9,242)
	Swedish Krona	Buy	3/16/17	669,568	620,768	48,800
UBS AG
	Australian Dollar	Buy	4/19/17	624,789	622,280	2,509
	Euro	Sell	3/16/17	1,294,938	1,258,596	(36,342)
	New Zealand Dollar	Sell	4/19/17	643,946	607,556	(36,390)
	Norwegian Krone	Buy	3/16/17	638,988	620,859	18,129
	Swedish Krona	Buy	3/16/17	629,473	623,347	6,126
WestPac Banking Corp.
	Australian Dollar	Buy	4/19/17	177,376	193,264	(15,888)
	Euro	Sell	3/16/17	660,447	652,916	(7,531)

Total						$2,116,223

FUTURES CONTRACTS OUTSTANDING at 1/31/17 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government Bond 10 yr (Long)	3	$316,865	Mar-17	$(3,306)
Euro-Bobl 5 yr (Long)	9	1,291,578	Mar-17	(3,617)
Euro-Bund 10 yr (Long)	11	1,925,212	Mar-17	(8,016)
Euro-Bund 10 yr (Short)	31	5,425,598	Mar-17	(26,855)
Euro-Buxl 30 yr (Short)	8	1,443,939	Mar-17	24,677
Euro-Schatz 2 yr (Short)	28	3,392,112	Mar-17	(4,307)
Japanese Government Bond 10 yr (Short)	10	13,274,289	Mar-17	19,445
U.K. Gilt 10 yr (Long)	18	2,804,911	Mar-17	6,681
U.S. Treasury Bond 30 yr (Long)	107	16,140,281	Mar-17	(66,251)
U.S. Treasury Bond Ultra 30 yr (Long)	48	7,713,000	Mar-17	(43,150)
U.S. Treasury Note 2 yr (Short)	3	650,391	Mar-17	(100)
U.S. Treasury Note 5 yr (Short)	39	4,596,820	Mar-17	(1,890)
U.S. Treasury Note 10 yr (Long)	95	11,824,531	Mar-17	(7,611)
U.S. Treasury Note 10 yr (Short)	114	14,189,438	Mar-17	8,679
U.S. Treasury Note Ultra 10 yr (Long)	16	2,146,500	Mar-17	(3,032)

Total				$(108,653)

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/17 (premiums $1,343,780) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

2.082/3 month USD-LIBOR-BBA/Jul-20	Jul-17/2.082	$6,198,500	$19,525
(1.728)/3 month USD-LIBOR-BBA/Jul-20	Jul-17/1.728	6,198,500	22,067
(2.6475)/3 month USD-LIBOR-BBA/Apr-22	Apr-17/2.6475	12,397,000	57,151
(2.01)/3 month USD-LIBOR-BBA/Apr-22	Apr-17/2.01	12,397,000	75,994
Barclays Bank PLC

(2.111)/3 month USD-LIBOR-BBA/Feb-18	Feb-17/2.111	18,595,500	15,062
Citibank, N.A.

2.7415/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.7415	9,297,800	3,905
2.575/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.575	9,297,800	7,717
1.942/3 month USD-LIBOR-BBA/Apr-20	Apr-17/1.942	6,198,500	9,174
(1.652)/3 month USD-LIBOR-BBA/Apr-20	Apr-17/1.652	6,198,500	10,661
Credit Suisse International

2.80/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.80	9,297,800	2,231
(2.7275)/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.7275	6,198,500	7,252
(2.25)/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.25	6,198,500	17,542
(2.215)/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.215	9,297,800	24,360
Goldman Sachs International

2.548/3 month USD-LIBOR-BBA/Feb-27	Feb-17/2.548	9,297,800	8,833
(1.63875)/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.63875	18,595,500	9,670
(1.75125)/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.75125	18,595,500	17,294
JPMorgan Chase Bank N.A.

(2.476)/3 month USD-LIBOR-BBA/Feb-37	Feb-17/2.476	6,198,500	27,522
(2.69)/3 month USD-LIBOR-BBA/Apr-22	Apr-17/2.69	6,198,500	33,100
(2.05)/3 month USD-LIBOR-BBA/Apr-22	Apr-17/2.05	6,198,500	44,071
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	3,723,000	224,422

Total			$637,553

WRITTEN OPTIONS OUTSTANDING at 1/31/17 (premiums $175,455) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-17/$100.00	$5,000,000	$19,600
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-17/99.81	5,000,000	22,500
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-17/99.27	5,000,000	32,700
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-17/99.08	5,000,000	36,800
USD/JPY (Call)	May-17/JPY 125.00	2,581,900	6,042
USD/MXN (Put)	Apr-17/MXN 20.35	4,978,600	80,250

Total			$197,892

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/17 (Unaudited)

Counterparty				Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration		Contract	receivable/	appreciation
Floating rate index/Maturity date	date/strike		amount	(payable)	(depreciation)

Bank of America N.A.

2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925		$1,859,600	$(65,551)	$(1,172)
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925		1,859,600	(65,551)	(1,692)
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785		1,859,600	(199,535)	(2,157)
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785		1,859,600	(199,535)	(12,794)
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175		1,859,600	168,015	9,168
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175		1,859,600	168,015	(446)
Barclays Bank PLC

(0.625)/6 month JPY-LIBOR-BBA/Feb-37 (Purchased)	Feb-17/0.625	JPY	362,800,000	(29,635)	30,044
(0.66)/6 month JPY-LIBOR-BBA/Feb-37 (Purchased)	Feb-17/0.66	JPY	362,800,000	(29,519)	13,849
Citibank, N.A.

2.605/3 month USD-LIBOR-BBA/Feb-27 (Written)	Feb-17/2.605		$9,297,800	9,298	3,812
2.55125/3 month USD-LIBOR-BBA/Feb-27 (Written)	Feb-17/2.55125		9,297,800	23,244	3,161
Credit Suisse International

2.6075/3 month USD-LIBOR-BBA/Feb-27 (Written)	Feb-17/2.6075		9,297,800	11,622	(1,125)
Goldman Sachs International

2.61/3 month USD-LIBOR-BBA/Feb-27 (Written)	Feb-17/2.61		9,297,800	6,818	2,603
Wells Fargo Bank, N.A.

2.82/3 month USD-LIBOR-BBA/Jan-30 (Written)	Jan-20/2.82		309,900	16,057	1,577
(2.82)/3 month USD-LIBOR-BBA/Jan-30 (Written)	Jan-20/2.82		309,900	16,057	(598)

Total				$(170,200)	$44,230

TBA SALE COMMITMENTS OUTSTANDING at 1/31/17 (proceeds receivable $78,345,156) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4.00%, 2/1/47	$4,000,000	2/13/17	$4,197,188
Federal National Mortgage Association, 3.50%, 2/1/47	42,000,000	2/13/17	42,922,030
Federal National Mortgage Association, 3.00%, 2/1/47	25,000,000	2/13/17	24,742,188
Federal National Mortgage Association, 2.50%, 2/1/47	7,000,000	2/13/17	6,633,046

Total			$78,494,452

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/17 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International
KRW	6,086,000,000	$—	12/9/21	3 month KRW-CD-KSDA-BLOOMBERG	1.67%	$(5,610)
JPMorgan Chase Bank N.A.
MXN	18,821,000	—	1/1/26	1 month MXN-TIIE-BANXICO	6.16%	(100,155)
MXN	21,780,000	—	10/6/21	1 month MXN-TIIE-BANXICO	5.93%	(65,538)
MXN	8,802,000	—	10/8/21	1 month MXN-TIIE-BANXICO	5.895%	(27,131)
MXN	9,124,000	—	10/26/21	1 month MXN-TIIE-BANXICO	6.09%	(24,861)
MYR	3,770,000	—	11/14/21	3 month MYR-KLIBOR-BNM	4.08%	11,699
THB	42,200,000	—	11/16/21	6 month THB-SIBOR-THFX6M	2.07%	(5,983)

Total		$—	$(217,579)

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/17 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$179,166	(E)	$(6)	4/24/47	3 month USD-LIBOR-BBA	1.92%	$(28,710)
		1,984,000	(E)	5,419	3/15/27	3 month USD-LIBOR-BBA	2.50%	27,249
		15,777,000	(E)	26,449	3/15/22	3 month USD-LIBOR-BBA	2.15%	128,526
		7,190,400	(E)	(32,469)	3/15/47	2.704%	3 month USD-LIBOR-BBA	(130,316)
		92,283,500	(E)	(154,351)	3/15/27	2.4885%	3 month USD-LIBOR-BBA	(1,073,032)
		27,764,900	(E)	(30,845)	3/15/22	2.132%	3 month USD-LIBOR-BBA	(186,466)
		26,765,300	(E)	(7,894)	3/15/19	1.6065%	3 month USD-LIBOR-BBA	(36,452)
		6,198,500		(52,150)	1/31/27	3 month USD-LIBOR-BBA	2.4775%	16,952
		2,439,000		(32)	1/5/27	3 month USD-LIBOR-BBA	2.38%	8,492
		2,093,000		(28)	1/5/27	3 month USD-LIBOR-BBA	2.3795%	7,192
		3,985,000		(53)	1/6/27	3 month USD-LIBOR-BBA	2.31%	(11,935)
		3,816,000		(51)	1/6/27	3 month USD-LIBOR-BBA	2.28%	(21,911)
		270,000		(4)	1/9/27	3 month USD-LIBOR-BBA	2.2301%	(2,832)
		2,153,000		(29)	1/9/27	3 month USD-LIBOR-BBA	2.221%	(24,376)
		9,583,000		(127)	1/10/27	2.279%	3 month USD-LIBOR-BBA	57,667
		1,195,000		(16)	1/10/27	3 month USD-LIBOR-BBA	2.2075%	(15,046)
		4,376,000		(58)	1/10/27	2.29333%	3 month USD-LIBOR-BBA	20,595
		2,415,000		(32)	1/10/27	2.294%	3 month USD-LIBOR-BBA	11,217
		2,763,000		(37)	1/11/27	3 month USD-LIBOR-BBA	2.246%	(25,169)
		2,141,000		(28)	1/12/27	3 month USD-LIBOR-BBA	2.2515%	(18,553)
		2,143,000		(28)	1/13/27	3 month USD-LIBOR-BBA	2.246%	(19,775)
		376,000		(5)	1/13/27	3 month USD-LIBOR-BBA	2.249%	(3,366)
		1,943,300		(26)	1/17/27	3 month USD-LIBOR-BBA	2.19%	(28,310)
		1,943,300		(26)	1/17/27	3 month USD-LIBOR-BBA	2.197%	(27,063)
		3,755,000		(50)	1/17/27	2.30308%	3 month USD-LIBOR-BBA	15,743
		1,952,000		(26)	1/20/27	3 month USD-LIBOR-BBA	2.233%	(21,018)
		2,796,000		(37)	1/23/27	2.35299%	3 month USD-LIBOR-BBA	(114)
		3,935,000		(52)	1/23/27	2.37712%	3 month USD-LIBOR-BBA	(8,851)
		2,516,000		(33)	1/23/27	2.3785%	3 month USD-LIBOR-BBA	(5,977)
		4,462,900		(59)	1/25/27	3 month USD-LIBOR-BBA	2.37%	6,734
		2,516,000		(33)	1/23/27	2.37025%	3 month USD-LIBOR-BBA	(4,078)
		7,182,000		(95)	1/25/27	3 month USD-LIBOR-BBA	2.335%	(12,158)
		2,289,000		(30)	1/25/27	3 month USD-LIBOR-BBA	2.3025%	(10,679)
		2,139,000		(28)	1/26/27	3 month USD-LIBOR-BBA	2.3255%	(5,551)
		4,502,000		(60)	1/27/27	2.3956%	3 month USD-LIBOR-BBA	(17,001)
		4,080,000		(54)	1/27/27	2.4322%	3 month USD-LIBOR-BBA	(29,064)
		2,973,000		(39)	1/30/27	3 month USD-LIBOR-BBA	2.456%	27,198
		1,261,000		(17)	1/30/27	2.4455%	3 month USD-LIBOR-BBA	(10,358)
		1,523,000		(20)	1/31/27	2.416%	3 month USD-LIBOR-BBA	(8,437)
		1,982,900		(26)	1/31/27	2.4055%	3 month USD-LIBOR-BBA	(9,082)
		2,271,000		(30)	2/1/27	3 month USD-LIBOR-BBA	2.394%	7,650
	AUD	541,000		2,999	12/28/26	6 month AUD-BBR-BBSW	2.201%	(25,013)
	AUD	7,371,000	(E)	11,263	3/22/22	2.70%	6 month AUD-BBR-BBSW	(24,374)
	AUD	2,350,000	(E)	6,602	3/22/27	3.10%	6 month AUD-BBR-BBSW	(9,116)
	CAD	1,300,000		514	12/21/21	3 month CAD-BA-CDOR	1.051%	(18,635)
	CAD	1,318,000		(3,517)	12/21/26	3 month CAD-BA-CDOR	1.451%	(52,801)
	CAD	1,110,000		(2,345)	12/21/46	3 month CAD-BA-CDOR	1.751%	(136,835)
	CAD	2,717,000	(E)	(14,817)	3/15/22	3 month CAD-BA-CDOR	1.60%	(3,979)
	CAD	3,880,000	(E)	(1,398)	3/15/27	2.07%	3 month CAD-BA-CDOR	(16,581)
	CHF	11,000	(E)	8	3/15/22	6 month CHF-LIBOR-BBA	0.25%	(15)
	CHF	12,000	(E)	(19)	3/15/27	6 month CHF-LIBOR-BBA	0.25%	19
	EUR	13,231,000		(627)	12/21/18	0.221%	6 month EUR-EURIBOR-REUTERS	(18,961)
	EUR	5,777,000		7,877	12/21/21	0.101%	6 month EUR-EURIBOR-REUTERS	(74,555)
	EUR	122,000		241	12/21/46	6 month EUR-EURIBOR-REUTERS	0.901%	(17,226)
	EUR	6,925,000		31,947	12/21/26	6 month EUR-EURIBOR-REUTERS	0.401%	(255,433)
	EUR	30,793,000	(E)	24,004	3/15/22	0.20%	6 month EUR-EURIBOR-REUTERS	39,395
	EUR	4,152,000	(E)	(62,826)	3/15/27	0.82%	6 month EUR-EURIBOR-REUTERS	(55,082)
	EUR	1,186,000	(E)	(25)	1/24/32	6 month EUR-EURIBOR-REUTERS	1.665%	(8,760)
	GBP	2,006,000		(9,363)	12/21/21	6 month GBP-LIBOR-BBA	0.651%	(53,672)
	GBP	1,420,000		(975)	12/21/26	0.901%	6 month GBP-LIBOR-BBA	86,361
	GBP	7,515,000	(E)	(8,981)	3/15/22	1.06%	6 month GBP-LIBOR-BBA	(12,422)
	GBP	2,074,000	(E)	511	3/15/27	1.50%	6 month GBP-LIBOR-BBA	(12,851)
	GBP	1,078,000	(E)	(20)	1/19/32	1.912%	6 month GBP-LIBOR-BBA	5,339
	JPY	97,000,000		(34)	9/2/43	1.87875%	6 month JPY-LIBOR-BBA	(233,188)
	JPY	86,748,000	(E)	(26)	2/22/37	6 month JPY-LIBOR-BBA	0.56%	(23,008)
	MXN	8,980,000		(6)	12/3/26	7.715%	1 month MXN-TIIE-BANXICO	3,824
	MXN	6,330,000		(4)	12/24/26	8.12%	1 month MXN-TIIE-BANXICO	(6,361)
	MXN	6,240,000		(4)	1/7/27	8.20%	1 month MXN-TIIE-BANXICO	(7,617)
	NOK	186,000	(E)	(2)	3/15/22	6 month NOK-NIBOR-NIBR	1.65%	24
	NOK	5,385,000	(E)	754	3/15/27	6 month NOK-NIBOR-NIBR	2.05%	241
	NZD	1,614,000	(E)	(1,515)	3/15/27	3 month NZD-BBR-FRA	3.70%	6,614
	NZD	8,494,000	(E)	1,516	3/15/22	3 month NZD-BBR-FRA	3.18%	15,551
	SEK	34,948,000	(E)	1,525	3/15/22	0.35%	3 month SEK-STIBOR-SIDE	25,329
	SEK	103,000	(E)	79	3/15/27	3 month SEK-STIBOR-SIDE	1.25%	11
	ZAR	4,010,000		(4)	10/11/26	8.32625%	3 month ZAR-JIBAR-SAFEX	(2,362)

	Total			$(263,784)	$(2,346,604)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/17 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$367,368	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$2,002
Barclays Bank PLC
	123,461	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	634
	366,584	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,998
	2,595	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	3
	279,871	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(252)
	202,055	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(182)
	46,485	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(59)
	448,756	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	2,123
	189,648	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	897
	247,445	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	318
	438,860	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(2,486)
	196,542	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(805)
	322,934	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	146
	6,262,958	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	31,202
	1,154,410	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,303)
EUR	1,446,000	—	9/15/17	(0.4975%)	Eurostat Eurozone HICP excluding tobacco	6,369
EUR	723,000	—	9/15/17	(0.46%)	Eurostat Eurozone HICP excluding tobacco	3,778
EUR	1,029,000	—	9/15/17	(0.435%)	Eurostat Eurozone HICP excluding tobacco	5,932
GBP	1,090,000	—	11/3/26	3.4531%	GBP Non-revised UK Retail Price Index	(32,401)
Citibank, N.A.
	$118,921	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	592
Credit Suisse International
	503,353	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	174
	320,173	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(1,813)
	288,510	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	1,092
	79,578	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	326
	701,079	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,260
	615,695	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,741
	609,932	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	3,073
	1,302,250	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(7,098)
Goldman Sachs International
	97,874	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	131
	17,619	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	23
	306,501	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,574
	306,501	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,574
	25,314	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(51)
	30,367	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(61)
	573,563	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,144)
	865,551	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,446
	455,780	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,341
	527,992	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(2,990)
	346,085	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	1,418
	722,236	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	2,734
	611,048	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,713
EUR	5,206,000	—	8/10/17	(0.63%)	Eurostat Eurozone HICP excluding tobacco	2,473
EUR	1,719,000	—	8/11/17	(0.63%)	Eurostat Eurozone HICP excluding tobacco	816
EUR	1,446,000	—	8/31/17	(0.27%)	Eurostat Eurozone HICP excluding tobacco	12,004
EUR	1,446,000	—	9/1/17	(0.37%)	Eurostat Eurozone HICP excluding tobacco	10,380
EUR	886,000	—	1/26/21	(0.75%)	Eurostat Eurozone HICP excluding tobacco	18,290
GBP	545,000	—	11/10/26	3.56%	GBP Non-revised UK Retail Price Index	(7,240)
GBP	545,000	—	11/18/26	3.52%	GBP Non-revised UK Retail Price Index	(10,600)
JPMorgan Chase Bank N.A.
	$568,297	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,098
	527,992	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(2,990)
EUR	723,000	—	9/7/20	(0.85%)	Eurostat Eurozone HICP excluding tobacco	7,080
EUR	947,000	—	1/27/21	(0.755%)	Eurostat Eurozone HICP excluding tobacco	19,577
EUR	780,000	—	1/26/21	(0.75%)	Eurostat Eurozone HICP excluding tobacco	16,343
JPMorgan Securities LLC
	$229,121	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(939)
	1,010,746	—	1/12/44	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(3,826)
	2,057,795	(3,215)	1/12/42	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(13,567)

Total		$(3,215)	$85,868

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/17 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$2,666	$39,000	5/11/63	300 bp	$267
	CMBX NA BBB- Index	BBB-/P	5,303	88,000	5/11/63	300 bp	(110)
	CMBX NA BBB- Index	BBB-/P	10,865	176,000	5/11/63	300 bp	38
	Credit Suisse International
	CMBX NA BB Index	—	(842)	6,000	1/17/47	(500 bp)	(89)
	CMBX NA A Index	A/P	16,264	414,000	1/17/47	200 bp	9,304
	CMBX NA BB Index	—	(25,805)	1,462,000	5/11/63	(500 bp)	169,705
	CMBX NA BBB- Index	BBB-/P	15,027	307,000	5/11/63	300 bp	(3,858)
	CMBX NA BBB- Index	BBB-/P	100,616	2,051,000	5/11/63	300 bp	(25,554)
	CMBX NA BBB- Index	BBB-/P	10,570	143,000	1/17/47	300 bp	3,131
	CMBX NA BBB- Index	BBB-/P	48,691	616,000	1/17/47	300 bp	16,649
	Goldman Sachs International
	CMBX NA BB Index	—	(48,592)	475,000	5/11/63	(500 bp)	14,929
	CMBX NA BB Index	—	(6,053)	40,000	1/17/47	(500 bp)	(1,036)
	CMBX NA A Index	A/P	71,694	1,422,000	1/17/47	200 bp	47,788
	CMBX NA BBB- Index	BBB-/P	2,399	46,000	5/11/63	300 bp	(430)
	CMBX NA BBB- Index	BBB-/P	48,302	515,000	5/11/63	300 bp	16,621
	CMBX NA BBB- Index	BBB-/P	46,305	616,000	5/11/63	300 bp	8,411
	CMBX NA BBB- Index	BBB-/P	6,578	89,000	1/17/47	300 bp	1,949
	CMBX NA BBB- Index	BBB-/P	16,952	199,000	1/17/47	300 bp	6,600
	CMBX NA BBB- Index	BBB-/P	58,676	745,000	1/17/47	300 bp	19,923
	JPMorgan Securities LLC
	CMBX NA BB Index	—	(17,856)	127,000	5/11/63	(500 bp)	(873)
	CMBX NA BB Index	—	(12,630)	95,000	5/11/63	(500 bp)	74
	CMBX NA BB Index	—	(7,479)	52,000	5/11/63	(500 bp)	(525)
	CMBX NA BBB- Index	BBB-/P	1,049	17,000	5/11/63	300 bp	(7)
	CMBX NA BBB- Index	BBB-/P	1,865	35,000	5/11/63	300 bp	(303)
	CMBX NA BBB- Index	BBB-/P	1,783	35,000	5/11/63	300 bp	(385)
	CMBX NA BBB- Index	BBB-/P	5,257	119,000	5/11/63	300 bp	(2,063)
	CMBX NA BBB- Index	BBB-/P	31,054	396,000	5/11/63	300 bp	6,693
	CMBX NA BBB- Index	BBB-/P	97,804	1,159,000	5/11/63	300 bp	26,507
	CMBX NA BBB- Index	—	(915)	17,000	1/17/47	(300 bp)	(20)
	CMBX NA BBB- Index	BBB-/P	4,980	90,000	1/17/47	300 bp	298
	CMBX NA BBB- Index	BBB-/P	5,380	102,000	1/17/47	300 bp	74
	CMBX NA BBB- Index	BBB-/P	2,719	104,000	1/17/47	300 bp	(2,691)
	CMBX NA BBB- Index	BBB-/P	15,352	156,000	1/17/47	300 bp	7,237
	CMBX NA BBB- Index	BBB-/P	35,698	270,000	1/17/47	300 bp	21,653

	Total		$543,677	$339,907

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2017. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
USD / $	United States Dollar
ZAR	South African Rand
Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2016 through January 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $248,791,215.
(b)	The aggregate identified cost on a tax basis is $406,636,399, resulting in gross unrealized appreciation and depreciation of $5,563,382 and $14,712,590, respectively, or net unrealized depreciation of $9,149,208.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund**	$9,296,839	$26,921,309	$26,668,957	$6,269	$9,549,191
	Totals	$9,296,839	$26,921,309	$26,668,957	$6,269	$9,549,191
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $148,366,454 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	70.0%
	Japan	10.1
	Italy	2.3
	France	2.3
	United Kingdom	1.6
	Spain	1.3
	Mexico	1.3
	Germany	1.1
	Netherlands	1.1
	Supra-Nation	1.0
	Canada	0.9
	Greece	0.8
	Brazil	0.8
	Russia	0.8
	Australia	0.7
	Switzerland	0.6
	Argentina	0.5
	Belgium	0.5
	Other	2.3

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund's policy regarding investments in securities of foreign issuers, as discussed further in the fund's prospectus.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,083,263 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $243,567 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $169,981 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$—	$1,675,000
Corporate bonds and notes	—	72,614,090	549,900
Foreign government and agency bonds and notes	—	93,428,451	—
Mortgage-backed securities	—	60,557,508	—
Municipal bonds and notes	—	405,397	—
Purchased options outstanding	—	311,406	—
Purchased swap options outstanding	—	490,984	—
U.S. government and agency mortgage obligations	—	148,685,289	—
Short-term investments	10,059,191	8,709,975	—

Totals by level	$10,059,191	$385,203,100	$2,224,900

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$2,116,223	$—
Futures contracts	(108,653)	—	—
Written options outstanding	—	(197,892)	—
Written swap options outstanding	—	(637,553)	—
Forward premium swap option contracts	—	44,230	—
TBA sale commitments	—	(78,494,452)	—
Interest rate swap contracts	—	(2,300,399)	—
Total return swap contracts	—	89,083	—
Credit default contracts	—	(203,770)	—

Totals by level	$(108,653)	$(79,584,530)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$302,337	$506,107
Foreign exchange contracts	3,248,798	1,013,511
Interest rate contracts	1,441,586	3,869,444

Total	$4,992,721	$5,389,062

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$14,500,000
Purchased currency option contracts (contract amount)		$5,700,000
Purchased swap option contracts (contract amount)		$156,100,000
Written TBA commitment option contracts (contract amount)		$29,000,000
Written currency option contracts (contract amount)		$5,700,000
Written swap option contracts (contract amount)		$203,000,000
Futures contracts (number of contracts)		600
Forward currency contracts (contract amount)		$344,500,000
OTC interest rate swap contracts (notional)		$10,200,000
Centrally cleared interest rate swap contracts (notional)		$364,200,000
OTC total return swap contracts (notional)		$45,300,000
OTC credit default contracts (notional)		$12,500,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	Wells Fargo Bank, N.A.	WestPac Banking Corp.	Total

	Assets:
	OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$11,699	$—	$—	$—	$—	$—	$—	$—	$11,699
	Centrally cleared interest rate swap contracts§	—	—	327,146	—	—	—	—	—	—	—	—	—	—	—	—	327,146
	OTC Total return swap contracts*#	2,002	53,400	—	592	12,666	61,917	—	46,098	—	—	—	—	—	—	—	176,675
	OTC Credit default contracts*#	—	—	—	—	196,263	68,538	—	—	37,536	—	—	—	—	—	—	302,337
	Futures contracts§	—	—	—	—	—	—	—	—	—	138,895	—	—	—	—	—	138,895
	Forward currency contracts#	488,536	51,141	—	130,271	31,523	1,066,792	9,469	1,109,084	—	—	56,618	73,244	26,764	—	—	3,043,442
	Forward premium swap option contracts#	9,168	43,893	—	6,973	—	2,603	—	—	—	—	—	—	—	1,577	—	64,214
	Purchased swap options#	167,111	14,319	—	88,887	72,244	46,767	—	101,656	—	—	—	—	—	—	—	490,984
	Purchased options#	—	—	—	—	—	178,892	—	132,514	—	—	—	—	—	—	—	311,406

	Total Assets	$666,817	$162,753	$327,146	$226,723	$312,696	$1,425,509	$9,469	$1,401,051	$37,536	$138,895	$56,618	$73,244	$26,764	$1,577	$—	$4,866,798

	Liabilities:
	OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$5,610	$—	$223,668	$—	$—	$—	$—	$—	$—	$—	$229,278
	Centrally cleared interest rate swap contracts§	—	—	717,643	—	—		—	—	—	—	—	—	—	—	—	717,643
	OTC Total return swap contracts*#	—	38,488	—	—	8,911	22,086	—	2,990	15,117	—	—	—	—	—	—	87,592
	OTC Credit default contracts*#	18,639	—	—	—	191,496	150,044	—	—	145,928	—	—	—	—	—	—	506,107
	Futures contracts§	—	—	—	—	—	—	—	—	—	33,955	—	—	—	—	—	33,955
	Forward currency contracts#	96,353	81,965	—	159,556	13,344	129,458	5,549	164,310	—	—	57,927	122,606	72,732	—	23,419	927,219
	Forward premium swap option contracts#	18,261	—	—	—	1,125	—	—	—	—	—	—	—	—	598	—	19,984
	Written swap options#	174,737	15,062	—	31,457	51,385	35,797	—	329,115	—	—	—	—	—	—	—	637,553
	Written options#	—	—	—	—	—	80,250	—	117,642	—	—	—	—	—	—	—	197,892

	Total Liabilities	$307,990	$135,515	$717,643	$191,013	$266,261	$423,245	$5,549	$837,725	$161,045	$33,955	$57,927	$122,606	$72,732	$598	$23,419	$3,357,223

	Total Financial and Derivative Net Assets	$358,827	$27,238	$(390,497)	$35,710	$46,435	$1,002,264	$3,920	$563,326	$(123,509)	$104,940	$(1,309)	$(49,362)	$(45,968)	$979	$(23,419)	$1,509,575
	Total collateral received (pledged)##†	$265,449	$—	$—	$(89,991)	$—	$1,002,264	$—	$510,000	$(79,990)	$—	$—	$—	$—	$—	$—
	Net amount	$93,378	$27,238	$(390,497)	$125,701	$46,435	$—	$3,920	$53,326	$(43,519)	$104,940	$(1,309)	$(49,362)	$(45,968)	$979	$(23,419)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 31, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: March 31, 2017